UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849958.105

AFAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	375,460	$ 3,949,835
Fidelity Consumer Discretionary Central Fund (c)	92,388	14,050,417
Fidelity Consumer Staples Central Fund (c)	73,276	11,807,664
Fidelity Emerging Markets Equity Central Fund (c)	60,425	12,596,193
Fidelity Energy Central Fund (c)	102,152	12,356,273
Fidelity Financials Central Fund (c)	356,780	21,820,671
Fidelity Health Care Central Fund (c)	88,073	14,162,195
Fidelity Industrials Central Fund (c)	83,698	13,325,602
Fidelity Information Technology Central Fund (c)	117,101	21,639,071
Fidelity International Equity Central Fund (c)	366,336	25,222,265
Fidelity Materials Central Fund (c)	26,163	4,848,875
Fidelity Telecom Services Central Fund (c)	24,369	3,366,386
Fidelity Utilities Central Fund (c)	40,748	4,714,137
TOTAL EQUITY CENTRAL FUNDS (Cost $147,831,499)		163,859,584
Fixed-Income Central Funds - 52.2%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	191,876	2,150,931
Fidelity Floating Rate Central Fund (c)	192,380	20,196,091
Fidelity High Income Central Fund 1 (c)	119,807	12,299,438
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,646,460
Investment Grade Fixed-Income Funds - 43.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	192,256	19,788,895
Fidelity Tactical Income Central Fund (c)	1,430,026	155,972,969
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		175,761,864
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $199,585,105)		210,408,324
Money Market Central Funds - 6.9%

Fidelity Cash Central Fund, 0.18% (a)	17,757,602	17,757,602
Fidelity Money Market Central Fund, 0.35% (a)	10,263,548	10,263,548
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $28,021,150)		28,021,150
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $499,977)	$ 500,000	$ 499,966
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $375,937,731)	402,789,024
NET OTHER ASSETS (LIABILITIES) - 0.1%	235,021
NET ASSETS - 100%	$ 403,024,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	March 2013	$ 1,775,125	$ (21,737)
86 NYSE E-mini MSCI EAFE Index Contracts	March 2013	6,967,290	75,975
TOTAL EQUITY INDEX CONTRACTS		$ 8,742,415	$ 54,238

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $459,969.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,860
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	46,659
Fidelity Consumer Staples Central Fund	54,560
Fidelity Emerging Markets Debt Central Fund	30,224
Fidelity Emerging Markets Equity Central Fund	27,088
Fidelity Energy Central Fund	64,730
Fidelity Financials Central Fund	124,553
Fidelity Floating Rate Central Fund	250,332
Fidelity Health Care Central Fund	36,497
Fidelity High Income Central Fund 1	182,331
Fidelity Industrials Central Fund	62,419
Fidelity Information Technology Central Fund	43,067
Fidelity International Equity Central Fund	100,654
Fidelity Materials Central Fund	28,345
Fidelity Money Market Central Fund	8,915
Fidelity Tactical Income Central Fund	833,964
Fidelity Telecom Services Central Fund	24,841
Fidelity Utilities Central Fund	38,896
Total	$ 1,969,753
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 411,213	$ 1,509,984	$ 3,949,835	0.8%
Fidelity Consumer Discretionary Central Fund	10,923,452	3,146,485	118,522	14,050,417	1.4%
Fidelity Consumer Staples Central Fund	9,623,375	2,270,533	98,147	11,807,664	1.3%
Fidelity Emerging Markets Debt Central Fund	1,855,158	301,482	37,639	2,150,931	1.9%
Fidelity Emerging Markets Equity Central Fund	3,306,827	8,712,492	127,426	12,596,193	1.7%
Fidelity Energy Central Fund	10,278,035	2,424,663	104,694	12,356,273	1.3%
Fidelity Financials Central Fund	16,857,157	4,229,736	180,632	21,820,671	1.4%
Fidelity Floating Rate Central Fund	17,950,196	2,713,308	557,400	20,196,091	1.3%
Fidelity Health Care Central Fund	11,396,292	3,078,766	123,293	14,162,195	1.3%
Fidelity High Income Central Fund 1	10,696,625	1,682,977	219,844	12,299,438	2.2%
Fidelity Industrials Central Fund	10,640,894	2,258,315	106,789	13,325,602	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	5,927,532	304,629	19,788,895	2.7%
Fidelity Information Technology Central Fund	18,627,473	3,731,560	182,566	21,639,071	1.3%
Fidelity International Equity Central Fund	21,356,252	3,170,603	455,525	25,222,265	1.7%
Fidelity Materials Central Fund	3,858,716	895,635	38,399	4,848,875	1.4%
Fidelity Tactical Income Central Fund	147,235,876	20,896,711	12,015,642	155,972,969	2.8%
Fidelity Telecom Services Central Fund	2,745,631	673,655	28,627	3,366,386	1.3%
Fidelity Utilities Central Fund	3,914,082	874,715	36,439	4,714,137	1.4%
Total	$ 320,777,844	$ 67,400,381	$ 16,246,197	$ 374,267,908
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 163,859,584	$ 163,859,584	$ -	$ -
Fixed-Income Central Funds	210,408,324	210,408,324	-	-
Money Market Central Funds	28,021,150	28,021,150	-	-
U.S. Treasury Obligations	499,966	-	499,966	-
Total Investments in Securities:	$ 402,789,024	$ 402,289,058	$ 499,966	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 75,975	$ 75,975	$ -	$ -
Liabilities
Futures Contracts	$ (21,737)	$ (21,737)	$ -	$ -
Total Derivative Instruments:	$ 54,238	$ 54,238	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $375,946,665. Net unrealized appreciation aggregated $26,842,359, of which $27,983,590 related to appreciated investment securities and $1,141,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

December 31, 2012

1.849910.105

FAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	375,460	$ 3,949,835
Fidelity Consumer Discretionary Central Fund (c)	92,388	14,050,417
Fidelity Consumer Staples Central Fund (c)	73,276	11,807,664
Fidelity Emerging Markets Equity Central Fund (c)	60,425	12,596,193
Fidelity Energy Central Fund (c)	102,152	12,356,273
Fidelity Financials Central Fund (c)	356,780	21,820,671
Fidelity Health Care Central Fund (c)	88,073	14,162,195
Fidelity Industrials Central Fund (c)	83,698	13,325,602
Fidelity Information Technology Central Fund (c)	117,101	21,639,071
Fidelity International Equity Central Fund (c)	366,336	25,222,265
Fidelity Materials Central Fund (c)	26,163	4,848,875
Fidelity Telecom Services Central Fund (c)	24,369	3,366,386
Fidelity Utilities Central Fund (c)	40,748	4,714,137
TOTAL EQUITY CENTRAL FUNDS (Cost $147,831,499)		163,859,584
Fixed-Income Central Funds - 52.2%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	191,876	2,150,931
Fidelity Floating Rate Central Fund (c)	192,380	20,196,091
Fidelity High Income Central Fund 1 (c)	119,807	12,299,438
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,646,460
Investment Grade Fixed-Income Funds - 43.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	192,256	19,788,895
Fidelity Tactical Income Central Fund (c)	1,430,026	155,972,969
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		175,761,864
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $199,585,105)		210,408,324
Money Market Central Funds - 6.9%

Fidelity Cash Central Fund, 0.18% (a)	17,757,602	17,757,602
Fidelity Money Market Central Fund, 0.35% (a)	10,263,548	10,263,548
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $28,021,150)		28,021,150
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $499,977)	$ 500,000	$ 499,966
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $375,937,731)	402,789,024
NET OTHER ASSETS (LIABILITIES) - 0.1%	235,021
NET ASSETS - 100%	$ 403,024,045
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 CME E-mini S&P 500 Index Contracts	March 2013	$ 1,775,125	$ (21,737)
86 NYSE E-mini MSCI EAFE Index Contracts	March 2013	6,967,290	75,975
TOTAL EQUITY INDEX CONTRACTS		$ 8,742,415	$ 54,238

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $459,969.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,860
Fidelity Commodity Strategy Central Fund	1,818
Fidelity Consumer Discretionary Central Fund	46,659
Fidelity Consumer Staples Central Fund	54,560
Fidelity Emerging Markets Debt Central Fund	30,224
Fidelity Emerging Markets Equity Central Fund	27,088
Fidelity Energy Central Fund	64,730
Fidelity Financials Central Fund	124,553
Fidelity Floating Rate Central Fund	250,332
Fidelity Health Care Central Fund	36,497
Fidelity High Income Central Fund 1	182,331
Fidelity Industrials Central Fund	62,419
Fidelity Information Technology Central Fund	43,067
Fidelity International Equity Central Fund	100,654
Fidelity Materials Central Fund	28,345
Fidelity Money Market Central Fund	8,915
Fidelity Tactical Income Central Fund	833,964
Fidelity Telecom Services Central Fund	24,841
Fidelity Utilities Central Fund	38,896
Total	$ 1,969,753
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,372,435	$ 411,213	$ 1,509,984	$ 3,949,835	0.8%
Fidelity Consumer Discretionary Central Fund	10,923,452	3,146,485	118,522	14,050,417	1.4%
Fidelity Consumer Staples Central Fund	9,623,375	2,270,533	98,147	11,807,664	1.3%
Fidelity Emerging Markets Debt Central Fund	1,855,158	301,482	37,639	2,150,931	1.9%
Fidelity Emerging Markets Equity Central Fund	3,306,827	8,712,492	127,426	12,596,193	1.7%
Fidelity Energy Central Fund	10,278,035	2,424,663	104,694	12,356,273	1.3%
Fidelity Financials Central Fund	16,857,157	4,229,736	180,632	21,820,671	1.4%
Fidelity Floating Rate Central Fund	17,950,196	2,713,308	557,400	20,196,091	1.3%
Fidelity Health Care Central Fund	11,396,292	3,078,766	123,293	14,162,195	1.3%
Fidelity High Income Central Fund 1	10,696,625	1,682,977	219,844	12,299,438	2.2%
Fidelity Industrials Central Fund	10,640,894	2,258,315	106,789	13,325,602	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	14,139,368	5,927,532	304,629	19,788,895	2.7%
Fidelity Information Technology Central Fund	18,627,473	3,731,560	182,566	21,639,071	1.3%
Fidelity International Equity Central Fund	21,356,252	3,170,603	455,525	25,222,265	1.7%
Fidelity Materials Central Fund	3,858,716	895,635	38,399	4,848,875	1.4%
Fidelity Tactical Income Central Fund	147,235,876	20,896,711	12,015,642	155,972,969	2.8%
Fidelity Telecom Services Central Fund	2,745,631	673,655	28,627	3,366,386	1.3%
Fidelity Utilities Central Fund	3,914,082	874,715	36,439	4,714,137	1.4%
Total	$ 320,777,844	$ 67,400,381	$ 16,246,197	$ 374,267,908
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 163,859,584	$ 163,859,584	$ -	$ -
Fixed-Income Central Funds	210,408,324	210,408,324	-	-
Money Market Central Funds	28,021,150	28,021,150	-	-
U.S. Treasury Obligations	499,966	-	499,966	-
Total Investments in Securities:	$ 402,789,024	$ 402,289,058	$ 499,966	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 75,975	$ 75,975	$ -	$ -
Liabilities
Futures Contracts	$ (21,737)	$ (21,737)	$ -	$ -
Total Derivative Instruments:	$ 54,238	$ 54,238	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $375,946,665. Net unrealized appreciation aggregated $26,842,359, of which $27,983,590 related to appreciated investment securities and $1,141,231 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849939.105

ATAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	403,098	$ 4,240,592
Fidelity Consumer Discretionary Central Fund (c)	76,320	11,606,782
Fidelity Consumer Staples Central Fund (c)	60,046	9,675,815
Fidelity Emerging Markets Equity Central Fund (c)	54,005	11,257,801
Fidelity Energy Central Fund (c)	83,999	10,160,550
Fidelity Financials Central Fund (c)	292,163	17,868,696
Fidelity Health Care Central Fund (c)	75,608	12,157,845
Fidelity Industrials Central Fund (c)	66,992	10,665,792
Fidelity Information Technology Central Fund (c)	96,294	17,794,259
Fidelity International Equity Central Fund (c)	260,814	17,957,075
Fidelity Materials Central Fund (c)	20,823	3,859,074
Fidelity Telecom Services Central Fund (c)	20,011	2,764,362
Fidelity Utilities Central Fund (c)	30,874	3,571,770
TOTAL EQUITY CENTRAL FUNDS (Cost $119,399,472)		133,580,413
Fixed-Income Central Funds - 57.2%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	207,101	2,321,607
Fidelity Floating Rate Central Fund (c)	206,075	21,633,721
Fidelity High Income Central Fund 1 (c)	128,316	13,172,925
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,128,253
Investment Grade Fixed-Income Funds - 48.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	205,942	21,197,611
Fidelity Tactical Income Central Fund (c)	1,726,703	188,331,481
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		209,529,092
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $231,635,291)		246,657,345
Money Market Central Funds - 11.6%

Fidelity Cash Central Fund, 0.18% (a)	27,441,889	27,441,889
Fidelity Money Market Central Fund, 0.35% (a)	22,370,380	22,370,380
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $49,812,269)		49,812,269
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $499,973)	$ 500,000	$ 499,964
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $401,347,005)	430,549,991
NET OTHER ASSETS (LIABILITIES) - 0.1%	374,966
NET ASSETS - 100%	$ 430,924,957
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini S&P 500 Index Contracts	March 2013	$ 2,343,165	$ (28,692)
70 NYSE E-mini MSCI EAFE Index Contracts	March 2013	5,671,050	45,491
TOTAL EQUITY INDEX CONTRACTS		$ 8,014,215	$ 16,799

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $419,972.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,297
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	38,641
Fidelity Consumer Staples Central Fund	44,912
Fidelity Emerging Markets Debt Central Fund	33,145
Fidelity Emerging Markets Equity Central Fund	20,801
Fidelity Energy Central Fund	53,079
Fidelity Financials Central Fund	101,732
Fidelity Floating Rate Central Fund	272,380
Fidelity Health Care Central Fund	31,380
Fidelity High Income Central Fund 1	198,685
Fidelity Industrials Central Fund	49,738
Fidelity Information Technology Central Fund	35,370
Fidelity International Equity Central Fund	71,431
Fidelity Materials Central Fund	22,506
Fidelity Money Market Central Fund	19,432
Fidelity Tactical Income Central Fund	1,021,599
Fidelity Telecom Services Central Fund	20,598
Fidelity Utilities Central Fund	29,266
Total	$ 2,080,953
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 420,797	$ 1,769,562	$ 4,240,592	0.9%
Fidelity Consumer Discretionary Central Fund	8,889,467	2,737,485	92,141	11,606,782	1.1%
Fidelity Consumer Staples Central Fund	7,734,006	2,017,025	75,839	9,675,815	1.0%
Fidelity Emerging Markets Debt Central Fund	2,061,118	242,627	16,764	2,321,607	2.0%
Fidelity Emerging Markets Equity Central Fund	1,754,450	8,924,915	34,660	11,257,801	1.5%
Fidelity Energy Central Fund	8,292,623	2,162,807	81,416	10,160,550	1.1%
Fidelity Financials Central Fund	13,532,981	3,753,080	140,684	17,868,696	1.1%
Fidelity Floating Rate Central Fund	19,764,972	2,054,996	280,673	21,633,721	1.4%
Fidelity Health Care Central Fund	9,936,447	2,506,424	95,572	12,157,845	1.1%
Fidelity High Income Central Fund 1	11,910,169	1,298,907	184,723	13,172,925	2.4%
Fidelity Industrials Central Fund	8,124,620	2,214,062	83,321	10,665,792	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	5,663,213	135,811	21,197,611	2.9%
Fidelity Information Technology Central Fund	14,993,183	3,402,299	141,208	17,794,259	1.1%
Fidelity International Equity Central Fund	15,666,174	1,612,818	135,178	17,957,075	1.2%
Fidelity Materials Central Fund	2,991,887	794,891	29,827	3,859,074	1.1%
Fidelity Tactical Income Central Fund	182,472,640	17,142,132	11,135,712	188,331,481	3.3%
Fidelity Telecom Services Central Fund	2,213,035	597,632	22,238	2,764,362	1.0%
Fidelity Utilities Central Fund	2,862,839	771,566	28,233	3,571,770	1.0%
Total	$ 334,786,921	$ 58,317,676	$ 14,483,562	$ 380,237,758
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 133,580,413	$ 133,580,413	$ -	$ -
Fixed-Income Central Funds	246,657,345	246,657,345	-	-
Money Market Central Funds	49,812,269	49,812,269	-	-
U.S. Treasury Obligations	499,964	-	499,964	-
Total Investments in Securities:	$ 430,549,991	$ 430,050,027	$ 499,964	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,491	$ 45,491	$ -	$ -
Liabilities
Futures Contracts	$ (28,692)	$ (28,692)	$ -	$ -
Total Derivative Instruments:	$ 16,799	$ 16,799	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $401,351,917. Net unrealized appreciation aggregated $29,198,074, of which $29,858,725 related to appreciated investment securities and $660,651 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

December 31, 2012

1.849900.105

TAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	403,098	$ 4,240,592
Fidelity Consumer Discretionary Central Fund (c)	76,320	11,606,782
Fidelity Consumer Staples Central Fund (c)	60,046	9,675,815
Fidelity Emerging Markets Equity Central Fund (c)	54,005	11,257,801
Fidelity Energy Central Fund (c)	83,999	10,160,550
Fidelity Financials Central Fund (c)	292,163	17,868,696
Fidelity Health Care Central Fund (c)	75,608	12,157,845
Fidelity Industrials Central Fund (c)	66,992	10,665,792
Fidelity Information Technology Central Fund (c)	96,294	17,794,259
Fidelity International Equity Central Fund (c)	260,814	17,957,075
Fidelity Materials Central Fund (c)	20,823	3,859,074
Fidelity Telecom Services Central Fund (c)	20,011	2,764,362
Fidelity Utilities Central Fund (c)	30,874	3,571,770
TOTAL EQUITY CENTRAL FUNDS (Cost $119,399,472)		133,580,413
Fixed-Income Central Funds - 57.2%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	207,101	2,321,607
Fidelity Floating Rate Central Fund (c)	206,075	21,633,721
Fidelity High Income Central Fund 1 (c)	128,316	13,172,925
TOTAL HIGH YIELD FIXED-INCOME FUNDS		37,128,253
Investment Grade Fixed-Income Funds - 48.6%
Fidelity Inflation-Protected Bond Index Central Fund (c)	205,942	21,197,611
Fidelity Tactical Income Central Fund (c)	1,726,703	188,331,481
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		209,529,092
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $231,635,291)		246,657,345
Money Market Central Funds - 11.6%

Fidelity Cash Central Fund, 0.18% (a)	27,441,889	27,441,889
Fidelity Money Market Central Fund, 0.35% (a)	22,370,380	22,370,380
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $49,812,269)		49,812,269
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $499,973)	$ 500,000	$ 499,964
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $401,347,005)	430,549,991
NET OTHER ASSETS (LIABILITIES) - 0.1%	374,966
NET ASSETS - 100%	$ 430,924,957
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini S&P 500 Index Contracts	March 2013	$ 2,343,165	$ (28,692)
70 NYSE E-mini MSCI EAFE Index Contracts	March 2013	5,671,050	45,491
TOTAL EQUITY INDEX CONTRACTS		$ 8,014,215	$ 16,799

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $419,972.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,297
Fidelity Commodity Strategy Central Fund	1,961
Fidelity Consumer Discretionary Central Fund	38,641
Fidelity Consumer Staples Central Fund	44,912
Fidelity Emerging Markets Debt Central Fund	33,145
Fidelity Emerging Markets Equity Central Fund	20,801
Fidelity Energy Central Fund	53,079
Fidelity Financials Central Fund	101,732
Fidelity Floating Rate Central Fund	272,380
Fidelity Health Care Central Fund	31,380
Fidelity High Income Central Fund 1	198,685
Fidelity Industrials Central Fund	49,738
Fidelity Information Technology Central Fund	35,370
Fidelity International Equity Central Fund	71,431
Fidelity Materials Central Fund	22,506
Fidelity Money Market Central Fund	19,432
Fidelity Tactical Income Central Fund	1,021,599
Fidelity Telecom Services Central Fund	20,598
Fidelity Utilities Central Fund	29,266
Total	$ 2,080,953
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 5,947,844	$ 420,797	$ 1,769,562	$ 4,240,592	0.9%
Fidelity Consumer Discretionary Central Fund	8,889,467	2,737,485	92,141	11,606,782	1.1%
Fidelity Consumer Staples Central Fund	7,734,006	2,017,025	75,839	9,675,815	1.0%
Fidelity Emerging Markets Debt Central Fund	2,061,118	242,627	16,764	2,321,607	2.0%
Fidelity Emerging Markets Equity Central Fund	1,754,450	8,924,915	34,660	11,257,801	1.5%
Fidelity Energy Central Fund	8,292,623	2,162,807	81,416	10,160,550	1.1%
Fidelity Financials Central Fund	13,532,981	3,753,080	140,684	17,868,696	1.1%
Fidelity Floating Rate Central Fund	19,764,972	2,054,996	280,673	21,633,721	1.4%
Fidelity Health Care Central Fund	9,936,447	2,506,424	95,572	12,157,845	1.1%
Fidelity High Income Central Fund 1	11,910,169	1,298,907	184,723	13,172,925	2.4%
Fidelity Industrials Central Fund	8,124,620	2,214,062	83,321	10,665,792	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	15,638,466	5,663,213	135,811	21,197,611	2.9%
Fidelity Information Technology Central Fund	14,993,183	3,402,299	141,208	17,794,259	1.1%
Fidelity International Equity Central Fund	15,666,174	1,612,818	135,178	17,957,075	1.2%
Fidelity Materials Central Fund	2,991,887	794,891	29,827	3,859,074	1.1%
Fidelity Tactical Income Central Fund	182,472,640	17,142,132	11,135,712	188,331,481	3.3%
Fidelity Telecom Services Central Fund	2,213,035	597,632	22,238	2,764,362	1.0%
Fidelity Utilities Central Fund	2,862,839	771,566	28,233	3,571,770	1.0%
Total	$ 334,786,921	$ 58,317,676	$ 14,483,562	$ 380,237,758
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 133,580,413	$ 133,580,413	$ -	$ -
Fixed-Income Central Funds	246,657,345	246,657,345	-	-
Money Market Central Funds	49,812,269	49,812,269	-	-
U.S. Treasury Obligations	499,964	-	499,964	-
Total Investments in Securities:	$ 430,549,991	$ 430,050,027	$ 499,964	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 45,491	$ 45,491	$ -	$ -
Liabilities
Futures Contracts	$ (28,692)	$ (28,692)	$ -	$ -
Total Derivative Instruments:	$ 16,799	$ 16,799	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $401,351,917. Net unrealized appreciation aggregated $29,198,074, of which $29,858,725 related to appreciated investment securities and $660,651 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.844202.107

AAM20-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	4,574,741	$ 48,126,279
Fidelity Consumer Discretionary Central Fund (c)	586,929	89,260,119
Fidelity Consumer Staples Central Fund (c)	472,472	76,134,064
Fidelity Emerging Markets Equity Central Fund (c)	490,968	102,347,275
Fidelity Energy Central Fund (c)	655,109	79,241,987
Fidelity Financials Central Fund (c)	2,292,787	140,226,846
Fidelity Health Care Central Fund (c)	584,012	93,909,065
Fidelity Industrials Central Fund (c)	549,075	87,418,226
Fidelity Information Technology Central Fund (c)	759,120	140,277,772
Fidelity International Equity Central Fund (c)	1,082,959	74,561,730
Fidelity Materials Central Fund (c)	168,697	31,264,671
Fidelity Telecom Services Central Fund (c)	158,617	21,911,312
Fidelity Utilities Central Fund (c)	259,274	29,995,434
TOTAL EQUITY CENTRAL FUNDS (Cost $898,355,838)		1,014,674,780
Fixed-Income Central Funds - 57.3%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,400,046	26,904,518
Fidelity Floating Rate Central Fund (c)	2,333,944	245,017,460
Fidelity High Income Central Fund 1 (c)	1,453,481	149,214,381
TOTAL HIGH YIELD FIXED-INCOME FUNDS		421,136,359
Investment Grade Fixed-Income Funds - 48.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,331,128	239,942,998
Fidelity Tactical Income Central Fund (c)	19,552,069	2,132,544,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,372,487,135
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,591,214,124)		2,793,623,494
Money Market Central Funds - 21.7%

Fidelity Cash Central Fund, 0.18% (a)	312,801,791	312,801,791
Fidelity Money Market Central Fund, 0.35% (a)	742,228,362	742,228,362
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,055,030,153)		1,055,030,153
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $5,379,733)	$ 5,380,000	$ 5,379,638
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,549,979,848)	4,868,708,065
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,283,863
NET ASSETS - 100%	$ 4,871,991,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
435 CME E-mini S&P 500 Index Contracts	March 2013	$ 30,887,175	$ (378,218)
883 NYSE E-mini MSCI EAFE Index Contracts	March 2013	71,536,245	694,569
TOTAL EQUITY INDEX CONTRACTS		$ 102,423,420	$ 316,351

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,279,646.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,733
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	307,846
Fidelity Consumer Staples Central Fund	363,412
Fidelity Emerging Markets Debt Central Fund	397,878
Fidelity Emerging Markets Equity Central Fund	149,977
Fidelity Energy Central Fund	432,035
Fidelity Financials Central Fund	832,993
Fidelity Floating Rate Central Fund	3,200,848
Fidelity Health Care Central Fund	252,455
Fidelity High Income Central Fund 1	2,338,358
Fidelity Industrials Central Fund	423,635
Fidelity Information Technology Central Fund	290,075
Fidelity International Equity Central Fund	310,095
Fidelity Materials Central Fund	189,455
Fidelity Money Market Central Fund	644,726
Fidelity Tactical Income Central Fund	12,029,752
Fidelity Telecom Services Central Fund	166,651
Fidelity Utilities Central Fund	256,880
Total	$ 22,778,525
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 1,727,293	$ 20,905,810	$ 48,126,279	9.7%
Fidelity Consumer Discretionary Central Fund	67,573,452	21,694,008	518,652	89,260,119	8.8%
Fidelity Consumer Staples Central Fund	60,258,579	16,261,769	427,641	76,134,064	8.2%
Fidelity Emerging Markets Debt Central Fund	25,187,911	1,434,486	136,720	26,904,518	23.6%
Fidelity Emerging Markets Equity Central Fund	-	97,303,464	311,600	102,347,275	13.7%
Fidelity Energy Central Fund	63,919,995	17,547,896	454,048	79,241,987	8.4%
Fidelity Financials Central Fund	104,990,249	30,399,053	786,485	140,226,846	8.8%
Fidelity Floating Rate Central Fund	236,383,820	10,621,092	3,077,745	245,017,460	15.6%
Fidelity Health Care Central Fund	75,718,455	20,187,408	540,566	93,909,065	8.4%
Fidelity High Income Central Fund 1	144,211,359	6,934,517	3,679,956	149,214,381	26.8%
Fidelity Industrials Central Fund	66,648,918	17,865,611	472,608	87,418,226	9.0%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	52,782,903	1,170,809	239,942,998	32.4%
Fidelity Information Technology Central Fund	116,619,970	28,016,468	786,774	140,277,772	8.5%
Fidelity International Equity Central Fund	68,870,933	2,687,284	478,739	74,561,730	5.1%
Fidelity Materials Central Fund	24,171,427	6,441,015	166,613	31,264,671	9.1%
Fidelity Tactical Income Central Fund	2,192,773,597	78,656,811	137,255,549	2,132,544,137	37.7%
Fidelity Telecom Services Central Fund	17,378,953	4,848,365	124,509	21,911,312	8.2%
Fidelity Utilities Central Fund	24,224,645	6,239,323	160,680	29,995,434	8.8%
Total	$ 3,548,385,028	$ 421,648,766	$ 171,455,504	$ 3,808,298,274
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,014,674,780	$ 1,014,674,780	$ -	$ -
Fixed-Income Central Funds	2,793,623,494	2,793,623,494	-	-
Money Market Central Funds	1,055,030,153	1,055,030,153	-	-
U.S. Treasury Obligations	5,379,638	-	5,379,638	-
Total Investments in Securities:	$ 4,868,708,065	$ 4,863,328,427	$ 5,379,638	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 694,569	$ 694,569	$ -	$ -
Liabilities
Futures Contracts	$ (378,218)	$ (378,218)	$ -	$ -
Total Derivative Instruments:	$ 316,351	$ 316,351	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $4,550,006,593. Net unrealized appreciation aggregated $318,701,472, of which $351,851,262 related to appreciated investment securities and $33,149,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

December 31, 2012

1.811345.108

AMI-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 20.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	4,574,741	$ 48,126,279
Fidelity Consumer Discretionary Central Fund (c)	586,929	89,260,119
Fidelity Consumer Staples Central Fund (c)	472,472	76,134,064
Fidelity Emerging Markets Equity Central Fund (c)	490,968	102,347,275
Fidelity Energy Central Fund (c)	655,109	79,241,987
Fidelity Financials Central Fund (c)	2,292,787	140,226,846
Fidelity Health Care Central Fund (c)	584,012	93,909,065
Fidelity Industrials Central Fund (c)	549,075	87,418,226
Fidelity Information Technology Central Fund (c)	759,120	140,277,772
Fidelity International Equity Central Fund (c)	1,082,959	74,561,730
Fidelity Materials Central Fund (c)	168,697	31,264,671
Fidelity Telecom Services Central Fund (c)	158,617	21,911,312
Fidelity Utilities Central Fund (c)	259,274	29,995,434
TOTAL EQUITY CENTRAL FUNDS (Cost $898,355,838)		1,014,674,780
Fixed-Income Central Funds - 57.3%

High Yield Fixed-Income Funds - 8.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,400,046	26,904,518
Fidelity Floating Rate Central Fund (c)	2,333,944	245,017,460
Fidelity High Income Central Fund 1 (c)	1,453,481	149,214,381
TOTAL HIGH YIELD FIXED-INCOME FUNDS		421,136,359
Investment Grade Fixed-Income Funds - 48.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,331,128	239,942,998
Fidelity Tactical Income Central Fund (c)	19,552,069	2,132,544,137
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,372,487,135
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,591,214,124)		2,793,623,494
Money Market Central Funds - 21.7%

Fidelity Cash Central Fund, 0.18% (a)	312,801,791	312,801,791
Fidelity Money Market Central Fund, 0.35% (a)	742,228,362	742,228,362
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,055,030,153)		1,055,030,153
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $5,379,733)	$ 5,380,000	$ 5,379,638
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,549,979,848)	4,868,708,065
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,283,863
NET ASSETS - 100%	$ 4,871,991,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
435 CME E-mini S&P 500 Index Contracts	March 2013	$ 30,887,175	$ (378,218)
883 NYSE E-mini MSCI EAFE Index Contracts	March 2013	71,536,245	694,569
TOTAL EQUITY INDEX CONTRACTS		$ 102,423,420	$ 316,351

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,279,646.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 168,733
Fidelity Commodity Strategy Central Fund	22,721
Fidelity Consumer Discretionary Central Fund	307,846
Fidelity Consumer Staples Central Fund	363,412
Fidelity Emerging Markets Debt Central Fund	397,878
Fidelity Emerging Markets Equity Central Fund	149,977
Fidelity Energy Central Fund	432,035
Fidelity Financials Central Fund	832,993
Fidelity Floating Rate Central Fund	3,200,848
Fidelity Health Care Central Fund	252,455
Fidelity High Income Central Fund 1	2,338,358
Fidelity Industrials Central Fund	423,635
Fidelity Information Technology Central Fund	290,075
Fidelity International Equity Central Fund	310,095
Fidelity Materials Central Fund	189,455
Fidelity Money Market Central Fund	644,726
Fidelity Tactical Income Central Fund	12,029,752
Fidelity Telecom Services Central Fund	166,651
Fidelity Utilities Central Fund	256,880
Total	$ 22,778,525
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 71,540,780	$ 1,727,293	$ 20,905,810	$ 48,126,279	9.7%
Fidelity Consumer Discretionary Central Fund	67,573,452	21,694,008	518,652	89,260,119	8.8%
Fidelity Consumer Staples Central Fund	60,258,579	16,261,769	427,641	76,134,064	8.2%
Fidelity Emerging Markets Debt Central Fund	25,187,911	1,434,486	136,720	26,904,518	23.6%
Fidelity Emerging Markets Equity Central Fund	-	97,303,464	311,600	102,347,275	13.7%
Fidelity Energy Central Fund	63,919,995	17,547,896	454,048	79,241,987	8.4%
Fidelity Financials Central Fund	104,990,249	30,399,053	786,485	140,226,846	8.8%
Fidelity Floating Rate Central Fund	236,383,820	10,621,092	3,077,745	245,017,460	15.6%
Fidelity Health Care Central Fund	75,718,455	20,187,408	540,566	93,909,065	8.4%
Fidelity High Income Central Fund 1	144,211,359	6,934,517	3,679,956	149,214,381	26.8%
Fidelity Industrials Central Fund	66,648,918	17,865,611	472,608	87,418,226	9.0%
Fidelity Inflation-Protected Bond Index Central Fund	187,911,985	52,782,903	1,170,809	239,942,998	32.4%
Fidelity Information Technology Central Fund	116,619,970	28,016,468	786,774	140,277,772	8.5%
Fidelity International Equity Central Fund	68,870,933	2,687,284	478,739	74,561,730	5.1%
Fidelity Materials Central Fund	24,171,427	6,441,015	166,613	31,264,671	9.1%
Fidelity Tactical Income Central Fund	2,192,773,597	78,656,811	137,255,549	2,132,544,137	37.7%
Fidelity Telecom Services Central Fund	17,378,953	4,848,365	124,509	21,911,312	8.2%
Fidelity Utilities Central Fund	24,224,645	6,239,323	160,680	29,995,434	8.8%
Total	$ 3,548,385,028	$ 421,648,766	$ 171,455,504	$ 3,808,298,274
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,014,674,780	$ 1,014,674,780	$ -	$ -
Fixed-Income Central Funds	2,793,623,494	2,793,623,494	-	-
Money Market Central Funds	1,055,030,153	1,055,030,153	-	-
U.S. Treasury Obligations	5,379,638	-	5,379,638	-
Total Investments in Securities:	$ 4,868,708,065	$ 4,863,328,427	$ 5,379,638	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 694,569	$ 694,569	$ -	$ -
Liabilities
Futures Contracts	$ (378,218)	$ (378,218)	$ -	$ -
Total Derivative Instruments:	$ 316,351	$ 316,351	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $4,550,006,593. Net unrealized appreciation aggregated $318,701,472, of which $351,851,262 related to appreciated investment securities and $33,149,790 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.844203.107

AAM50-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,497,962	$ 68,358,558
Fidelity Consumer Discretionary Central Fund (c)	1,923,830	292,576,120
Fidelity Consumer Staples Central Fund (c)	1,561,335	251,593,569
Fidelity Emerging Markets Equity Central Fund (c)	1,395,450	290,895,541
Fidelity Energy Central Fund (c)	2,144,748	259,428,667
Fidelity Financials Central Fund (c)	7,486,973	457,903,265
Fidelity Health Care Central Fund (c)	1,958,635	314,948,508
Fidelity Industrials Central Fund (c)	1,816,775	289,248,677
Fidelity Information Technology Central Fund (c)	2,508,040	463,460,772
Fidelity International Equity Central Fund (c)	8,449,314	581,735,303
Fidelity Materials Central Fund (c)	559,510	103,693,929
Fidelity Telecom Services Central Fund (c)	517,263	71,454,748
Fidelity Utilities Central Fund (c)	842,985	97,524,906
TOTAL EQUITY CENTRAL FUNDS (Cost $3,031,584,163)		3,542,822,563
Fixed-Income Central Funds - 45.1%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (c)	3,407,803	38,201,472
Fidelity Floating Rate Central Fund (c)	2,667,289	280,012,022
Fidelity High Income Central Fund 1 (c)	2,082,428	213,782,089
TOTAL HIGH YIELD FIXED-INCOME FUNDS		531,995,583
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,661,142	273,911,360
Fidelity Tactical Income Central Fund (c)	21,513,616	2,346,490,125
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,620,401,485
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,911,066,614)		3,152,397,068
Money Market Central Funds - 4.2%

Fidelity Cash Central Fund, 0.18% (a)	186,712,040	186,712,040
Fidelity Money Market Central Fund, 0.35% (a)	104,942,991	104,942,991
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $291,655,031)		291,655,031
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $8,359,588)	$ 8,360,000	$ 8,359,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,242,665,396)	6,995,234,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,829,469
NET ASSETS - 100%	$ 6,997,063,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
521 CME E-mini S&P 500 Index Contracts	March 2013	$ 36,993,605	$ (452,992)
1,491 NYSE E-mini MSCI EAFE Index Contracts	March 2013	120,793,365	1,176,874
TOTAL EQUITY INDEX CONTRACTS		$ 157,786,970	$ 723,882

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,079,459.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,790
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	1,038,663
Fidelity Consumer Staples Central Fund	1,252,653
Fidelity Emerging Markets Debt Central Fund	572,794
Fidelity Emerging Markets Equity Central Fund	738,611
Fidelity Energy Central Fund	1,426,799
Fidelity Financials Central Fund	2,747,148
Fidelity Floating Rate Central Fund	3,722,011
Fidelity Health Care Central Fund	856,870
Fidelity High Income Central Fund 1	3,390,644
Fidelity Industrials Central Fund	1,434,402
Fidelity Information Technology Central Fund	972,622
Fidelity International Equity Central Fund	2,437,713
Fidelity Materials Central Fund	640,812
Fidelity Money Market Central Fund	175,685
Fidelity Tactical Income Central Fund	13,599,419
Fidelity Telecom Services Central Fund	579,415
Fidelity Utilities Central Fund	842,525
Total	$ 36,542,981
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 374,287	$ 30,553,981	$ 68,358,558	13.7%
Fidelity Consumer Discretionary Central Fund	268,748,938	25,479,778	3,713,015	292,576,120	28.8%
Fidelity Consumer Staples Central Fund	238,181,345	16,305,091	3,074,915	251,593,569	27.2%
Fidelity Emerging Markets Debt Central Fund	36,881,029	1,139,789	423,321	38,201,472	33.5%
Fidelity Emerging Markets Equity Central Fund	97,072,041	178,226,721	1,927,960	290,895,541	38.9%
Fidelity Energy Central Fund	251,322,552	17,483,328	3,279,289	259,428,667	27.4%
Fidelity Financials Central Fund	412,515,870	30,872,378	5,648,575	457,903,265	28.9%
Fidelity Floating Rate Central Fund	281,231,740	5,095,990	7,567,839	280,012,022	17.8%
Fidelity Health Care Central Fund	304,230,534	19,862,915	3,859,786	314,948,508	28.2%
Fidelity High Income Central Fund 1	207,190,037	6,607,232	2,527,359	213,782,089	38.5%
Fidelity Industrials Central Fund	262,639,089	18,086,210	3,353,138	289,248,677	29.7%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	66,059,477	33,862,408	273,911,360	37.0%
Fidelity Information Technology Central Fund	461,333,386	22,659,755	5,710,555	463,460,772	28.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity International Equity Central Fund	$ 557,221,747	$ 5,328,554	$ 8,207,614	$ 581,735,303	39.7%
Fidelity Materials Central Fund	95,552,749	6,562,787	1,201,658	103,693,929	30.1%
Fidelity Tactical Income Central Fund	2,521,030,215	25,534,405	198,321,349	2,346,490,125	41.5%
Fidelity Telecom Services Central Fund	68,136,052	5,031,305	896,032	71,454,748	26.9%
Fidelity Utilities Central Fund	93,077,241	6,574,402	1,142,605	97,524,906	28.7%
Total	$ 6,502,194,768	$ 457,284,404	$ 315,271,399	$ 6,695,219,631
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,542,822,563	$ 3,542,822,563	$ -	$ -
Fixed-Income Central Funds	3,152,397,068	3,152,397,068	-	-
Money Market Central Funds	291,655,031	291,655,031	-	-
U.S. Treasury Obligations	8,359,438	-	8,359,438	-
Total Investments in Securities:	$ 6,995,234,100	$ 6,986,874,662	$ 8,359,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,176,874	$ 1,176,874	$ -	$ -
Liabilities
Futures Contracts	$ (452,992)	$ (452,992)	$ -	$ -
Total Derivative Instruments:	$ 723,882	$ 723,882	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,242,670,728. Net unrealized appreciation aggregated $752,563,372, of which $988,909,617 related to appreciated investment securities and $236,346,245 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

December 31, 2012

1.811343.108

FAA-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	6,497,962	$ 68,358,558
Fidelity Consumer Discretionary Central Fund (c)	1,923,830	292,576,120
Fidelity Consumer Staples Central Fund (c)	1,561,335	251,593,569
Fidelity Emerging Markets Equity Central Fund (c)	1,395,450	290,895,541
Fidelity Energy Central Fund (c)	2,144,748	259,428,667
Fidelity Financials Central Fund (c)	7,486,973	457,903,265
Fidelity Health Care Central Fund (c)	1,958,635	314,948,508
Fidelity Industrials Central Fund (c)	1,816,775	289,248,677
Fidelity Information Technology Central Fund (c)	2,508,040	463,460,772
Fidelity International Equity Central Fund (c)	8,449,314	581,735,303
Fidelity Materials Central Fund (c)	559,510	103,693,929
Fidelity Telecom Services Central Fund (c)	517,263	71,454,748
Fidelity Utilities Central Fund (c)	842,985	97,524,906
TOTAL EQUITY CENTRAL FUNDS (Cost $3,031,584,163)		3,542,822,563
Fixed-Income Central Funds - 45.1%

High Yield Fixed-Income Funds - 7.6%
Fidelity Emerging Markets Debt Central Fund (c)	3,407,803	38,201,472
Fidelity Floating Rate Central Fund (c)	2,667,289	280,012,022
Fidelity High Income Central Fund 1 (c)	2,082,428	213,782,089
TOTAL HIGH YIELD FIXED-INCOME FUNDS		531,995,583
Investment Grade Fixed-Income Funds - 37.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,661,142	273,911,360
Fidelity Tactical Income Central Fund (c)	21,513,616	2,346,490,125
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,620,401,485
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,911,066,614)		3,152,397,068
Money Market Central Funds - 4.2%

Fidelity Cash Central Fund, 0.18% (a)	186,712,040	186,712,040
Fidelity Money Market Central Fund, 0.35% (a)	104,942,991	104,942,991
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $291,655,031)		291,655,031
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $8,359,588)	$ 8,360,000	$ 8,359,438
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,242,665,396)	6,995,234,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,829,469
NET ASSETS - 100%	$ 6,997,063,569
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
521 CME E-mini S&P 500 Index Contracts	March 2013	$ 36,993,605	$ (452,992)
1,491 NYSE E-mini MSCI EAFE Index Contracts	March 2013	120,793,365	1,176,874
TOTAL EQUITY INDEX CONTRACTS		$ 157,786,970	$ 723,882

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,079,459.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,790
Fidelity Commodity Strategy Central Fund	32,405
Fidelity Consumer Discretionary Central Fund	1,038,663
Fidelity Consumer Staples Central Fund	1,252,653
Fidelity Emerging Markets Debt Central Fund	572,794
Fidelity Emerging Markets Equity Central Fund	738,611
Fidelity Energy Central Fund	1,426,799
Fidelity Financials Central Fund	2,747,148
Fidelity Floating Rate Central Fund	3,722,011
Fidelity Health Care Central Fund	856,870
Fidelity High Income Central Fund 1	3,390,644
Fidelity Industrials Central Fund	1,434,402
Fidelity Information Technology Central Fund	972,622
Fidelity International Equity Central Fund	2,437,713
Fidelity Materials Central Fund	640,812
Fidelity Money Market Central Fund	175,685
Fidelity Tactical Income Central Fund	13,599,419
Fidelity Telecom Services Central Fund	579,415
Fidelity Utilities Central Fund	842,525
Total	$ 36,542,981
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 104,661,218	$ 374,287	$ 30,553,981	$ 68,358,558	13.7%
Fidelity Consumer Discretionary Central Fund	268,748,938	25,479,778	3,713,015	292,576,120	28.8%
Fidelity Consumer Staples Central Fund	238,181,345	16,305,091	3,074,915	251,593,569	27.2%
Fidelity Emerging Markets Debt Central Fund	36,881,029	1,139,789	423,321	38,201,472	33.5%
Fidelity Emerging Markets Equity Central Fund	97,072,041	178,226,721	1,927,960	290,895,541	38.9%
Fidelity Energy Central Fund	251,322,552	17,483,328	3,279,289	259,428,667	27.4%
Fidelity Financials Central Fund	412,515,870	30,872,378	5,648,575	457,903,265	28.9%
Fidelity Floating Rate Central Fund	281,231,740	5,095,990	7,567,839	280,012,022	17.8%
Fidelity Health Care Central Fund	304,230,534	19,862,915	3,859,786	314,948,508	28.2%
Fidelity High Income Central Fund 1	207,190,037	6,607,232	2,527,359	213,782,089	38.5%
Fidelity Industrials Central Fund	262,639,089	18,086,210	3,353,138	289,248,677	29.7%
Fidelity Inflation-Protected Bond Index Central Fund	241,168,985	66,059,477	33,862,408	273,911,360	37.0%
Fidelity Information Technology Central Fund	461,333,386	22,659,755	5,710,555	463,460,772	28.2%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity International Equity Central Fund	$ 557,221,747	$ 5,328,554	$ 8,207,614	$ 581,735,303	39.7%
Fidelity Materials Central Fund	95,552,749	6,562,787	1,201,658	103,693,929	30.1%
Fidelity Tactical Income Central Fund	2,521,030,215	25,534,405	198,321,349	2,346,490,125	41.5%
Fidelity Telecom Services Central Fund	68,136,052	5,031,305	896,032	71,454,748	26.9%
Fidelity Utilities Central Fund	93,077,241	6,574,402	1,142,605	97,524,906	28.7%
Total	$ 6,502,194,768	$ 457,284,404	$ 315,271,399	$ 6,695,219,631
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,542,822,563	$ 3,542,822,563	$ -	$ -
Fixed-Income Central Funds	3,152,397,068	3,152,397,068	-	-
Money Market Central Funds	291,655,031	291,655,031	-	-
U.S. Treasury Obligations	8,359,438	-	8,359,438	-
Total Investments in Securities:	$ 6,995,234,100	$ 6,986,874,662	$ 8,359,438	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,176,874	$ 1,176,874	$ -	$ -
Liabilities
Futures Contracts	$ (452,992)	$ (452,992)	$ -	$ -
Total Derivative Instruments:	$ 723,882	$ 723,882	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $6,242,670,728. Net unrealized appreciation aggregated $752,563,372, of which $988,909,617 related to appreciated investment securities and $236,346,245 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873071.104

AAM70-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,802,975	$ 29,487,300
Fidelity Consumer Discretionary Central Fund (c)	1,141,146	173,545,519
Fidelity Consumer Staples Central Fund (c)	936,190	150,857,577
Fidelity Emerging Markets Equity Central Fund (c)	830,734	173,174,888
Fidelity Energy Central Fund (c)	1,276,720	154,432,021
Fidelity Financials Central Fund (c)	4,456,628	272,567,397
Fidelity Health Care Central Fund (c)	1,165,727	187,448,982
Fidelity Industrials Central Fund (c)	1,068,067	170,046,902
Fidelity Information Technology Central Fund (c)	1,501,681	277,495,683
Fidelity International Equity Central Fund (c)	5,863,437	403,697,624
Fidelity Materials Central Fund (c)	338,680	62,767,612
Fidelity Telecom Services Central Fund (c)	310,582	42,903,778
Fidelity Utilities Central Fund (c)	506,198	58,562,061
TOTAL EQUITY CENTRAL FUNDS (Cost $1,955,604,336)		2,156,987,344
Fixed-Income Central Funds - 27.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	1,467,292	16,448,341
Fidelity Floating Rate Central Fund (c)	722,014	75,797,062
Fidelity High Income Central Fund 1 (c)	752,789	77,281,315
TOTAL HIGH YIELD FIXED-INCOME FUNDS		169,526,718
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (c)	882,200	90,804,880
Fidelity Tactical Income Central Fund (c)	5,138,028	560,404,690
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		651,209,570
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $772,796,019)		820,736,288
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc.	705	2,707
Comverse, Inc.	70	1,997
TOTAL COMMON STOCKS (Cost $6,613)		4,704
Money Market Central Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a)	58,761,713	$ 58,761,713
Fidelity Money Market Central Fund, 0.35% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $58,761,717)		58,761,717
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $3,349,832)	$ 3,350,000	3,349,775
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,790,518,517)		3,039,839,828
NET OTHER ASSETS (LIABILITIES) - 0.0%		785,913
NET ASSETS - 100%		$ 3,040,625,741
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
291 CME E-mini S&P 500 Index Contracts	March 2013	$ 20,662,455	$ (253,015)
487 NYSE E-mini MSCI EAFE Index Contracts	March 2013	39,454,305	226,526
TOTAL EQUITY INDEX CONTRACTS		$ 60,116,760	$ (26,489)

The face value of futures purchased as a percentage of net assets is 2.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,099,792.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,760
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	617,597
Fidelity Consumer Staples Central Fund	760,241
Fidelity Emerging Markets Debt Central Fund	245,809
Fidelity Emerging Markets Equity Central Fund	481,220
Fidelity Energy Central Fund	846,692
Fidelity Financials Central Fund	1,629,996
Fidelity Floating Rate Central Fund	1,179,441
Fidelity Health Care Central Fund	508,917
Fidelity High Income Central Fund 1	1,219,145
Fidelity Industrials Central Fund	847,050
Fidelity Information Technology Central Fund	581,836
Fidelity International Equity Central Fund	1,685,676
Fidelity Materials Central Fund	388,178
Fidelity Tactical Income Central Fund	3,378,848
Fidelity Telecom Services Central Fund	352,931
Fidelity Utilities Central Fund	504,502
Total	$ 15,268,785
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 314,328	$ 13,023,646	$ 29,487,300	5.9%
Fidelity Consumer Discretionary Central Fund	163,745,803	10,554,042	2,019,254	173,545,519	17.1%
Fidelity Consumer Staples Central Fund	148,836,500	3,618,525	1,668,882	150,857,577	16.3%
Fidelity Emerging Markets Debt Central Fund	15,797,256	560,089	167,842	16,448,341	14.4%
Fidelity Emerging Markets Equity Central Fund	64,901,046	98,676,070	1,106,462	173,174,888	23.1%
Fidelity Energy Central Fund	153,830,577	6,012,463	1,780,881	154,432,021	16.3%
Fidelity Financials Central Fund	247,899,320	15,667,785	3,072,759	272,567,397	17.2%
Fidelity Floating Rate Central Fund	106,544,626	1,925,279	33,052,134	75,797,062	4.8%
Fidelity Health Care Central Fund	186,145,992	6,642,345	2,096,940	187,448,982	16.8%
Fidelity High Income Central Fund 1	73,128,662	4,113,519	861,469	77,281,315	13.9%
Fidelity Industrials Central Fund	161,512,794	3,218,812	1,828,297	170,046,902	17.5%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	845,534	13,937,105	90,804,880	12.3%
Fidelity Information Technology Central Fund	284,378,680	5,503,351	3,099,409	277,495,683	16.9%
Fidelity International Equity Central Fund	365,839,378	23,182,890	4,273,674	403,697,624	27.5%
Fidelity Materials Central Fund	59,437,024	2,292,478	653,373	62,767,612	18.2%
Fidelity Tactical Income Central Fund	637,790,096	8,695,008	85,593,864	560,404,690	9.9%
Fidelity Telecom Services Central Fund	42,132,776	1,781,730	487,967	42,903,778	16.1%
Fidelity Utilities Central Fund	57,428,489	2,351,155	623,446	58,562,061	17.2%
Total	$ 2,917,646,941	$ 195,955,403	$ 169,347,404	$ 2,977,723,632
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,704	$ 4,704	$ -	$ -
Equity Central Funds	2,156,987,344	2,156,987,344	-	-
Fixed-Income Central Funds	820,736,288	820,736,288	-	-
Money Market Central Funds	58,761,717	58,761,717	-	-
U.S. Treasury Obligations	3,349,775	-	3,349,775	-
Total Investments in Securities:	$ 3,039,839,828	$ 3,036,490,053	$ 3,349,775	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 226,526	$ 226,526	$ -	$ -
Liabilities
Futures Contracts	$ (253,015)	$ (253,015)	$ -	$ -
Total Derivative Instruments:	$ (26,489)	$ (26,489)	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,790,522,705. Net unrealized appreciation aggregated $249,317,123, of which $439,763,663 related to appreciated investment securities and $190,446,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

December 31, 2012

1.811339.108

AMG-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,802,975	$ 29,487,300
Fidelity Consumer Discretionary Central Fund (c)	1,141,146	173,545,519
Fidelity Consumer Staples Central Fund (c)	936,190	150,857,577
Fidelity Emerging Markets Equity Central Fund (c)	830,734	173,174,888
Fidelity Energy Central Fund (c)	1,276,720	154,432,021
Fidelity Financials Central Fund (c)	4,456,628	272,567,397
Fidelity Health Care Central Fund (c)	1,165,727	187,448,982
Fidelity Industrials Central Fund (c)	1,068,067	170,046,902
Fidelity Information Technology Central Fund (c)	1,501,681	277,495,683
Fidelity International Equity Central Fund (c)	5,863,437	403,697,624
Fidelity Materials Central Fund (c)	338,680	62,767,612
Fidelity Telecom Services Central Fund (c)	310,582	42,903,778
Fidelity Utilities Central Fund (c)	506,198	58,562,061
TOTAL EQUITY CENTRAL FUNDS (Cost $1,955,604,336)		2,156,987,344
Fixed-Income Central Funds - 27.0%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	1,467,292	16,448,341
Fidelity Floating Rate Central Fund (c)	722,014	75,797,062
Fidelity High Income Central Fund 1 (c)	752,789	77,281,315
TOTAL HIGH YIELD FIXED-INCOME FUNDS		169,526,718
Investment Grade Fixed-Income Funds - 21.4%
Fidelity Inflation-Protected Bond Index Central Fund (c)	882,200	90,804,880
Fidelity Tactical Income Central Fund (c)	5,138,028	560,404,690
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		651,209,570
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $772,796,019)		820,736,288
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc.	705	2,707
Comverse, Inc.	70	1,997
TOTAL COMMON STOCKS (Cost $6,613)		4,704
Money Market Central Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (a)	58,761,713	$ 58,761,713
Fidelity Money Market Central Fund, 0.35% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $58,761,717)		58,761,717
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $3,349,832)	$ 3,350,000	3,349,775
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,790,518,517)		3,039,839,828
NET OTHER ASSETS (LIABILITIES) - 0.0%		785,913
NET ASSETS - 100%		$ 3,040,625,741
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
291 CME E-mini S&P 500 Index Contracts	March 2013	$ 20,662,455	$ (253,015)
487 NYSE E-mini MSCI EAFE Index Contracts	March 2013	39,454,305	226,526
TOTAL EQUITY INDEX CONTRACTS		$ 60,116,760	$ (26,489)

The face value of futures purchased as a percentage of net assets is 2.0%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,099,792.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,760
Fidelity Commodity Strategy Central Fund	13,946
Fidelity Consumer Discretionary Central Fund	617,597
Fidelity Consumer Staples Central Fund	760,241
Fidelity Emerging Markets Debt Central Fund	245,809
Fidelity Emerging Markets Equity Central Fund	481,220
Fidelity Energy Central Fund	846,692
Fidelity Financials Central Fund	1,629,996
Fidelity Floating Rate Central Fund	1,179,441
Fidelity Health Care Central Fund	508,917
Fidelity High Income Central Fund 1	1,219,145
Fidelity Industrials Central Fund	847,050
Fidelity Information Technology Central Fund	581,836
Fidelity International Equity Central Fund	1,685,676
Fidelity Materials Central Fund	388,178
Fidelity Tactical Income Central Fund	3,378,848
Fidelity Telecom Services Central Fund	352,931
Fidelity Utilities Central Fund	504,502
Total	$ 15,268,785
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 44,823,940	$ 314,328	$ 13,023,646	$ 29,487,300	5.9%
Fidelity Consumer Discretionary Central Fund	163,745,803	10,554,042	2,019,254	173,545,519	17.1%
Fidelity Consumer Staples Central Fund	148,836,500	3,618,525	1,668,882	150,857,577	16.3%
Fidelity Emerging Markets Debt Central Fund	15,797,256	560,089	167,842	16,448,341	14.4%
Fidelity Emerging Markets Equity Central Fund	64,901,046	98,676,070	1,106,462	173,174,888	23.1%
Fidelity Energy Central Fund	153,830,577	6,012,463	1,780,881	154,432,021	16.3%
Fidelity Financials Central Fund	247,899,320	15,667,785	3,072,759	272,567,397	17.2%
Fidelity Floating Rate Central Fund	106,544,626	1,925,279	33,052,134	75,797,062	4.8%
Fidelity Health Care Central Fund	186,145,992	6,642,345	2,096,940	187,448,982	16.8%
Fidelity High Income Central Fund 1	73,128,662	4,113,519	861,469	77,281,315	13.9%
Fidelity Industrials Central Fund	161,512,794	3,218,812	1,828,297	170,046,902	17.5%
Fidelity Inflation-Protected Bond Index Central Fund	103,473,982	845,534	13,937,105	90,804,880	12.3%
Fidelity Information Technology Central Fund	284,378,680	5,503,351	3,099,409	277,495,683	16.9%
Fidelity International Equity Central Fund	365,839,378	23,182,890	4,273,674	403,697,624	27.5%
Fidelity Materials Central Fund	59,437,024	2,292,478	653,373	62,767,612	18.2%
Fidelity Tactical Income Central Fund	637,790,096	8,695,008	85,593,864	560,404,690	9.9%
Fidelity Telecom Services Central Fund	42,132,776	1,781,730	487,967	42,903,778	16.1%
Fidelity Utilities Central Fund	57,428,489	2,351,155	623,446	58,562,061	17.2%
Total	$ 2,917,646,941	$ 195,955,403	$ 169,347,404	$ 2,977,723,632
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,704	$ 4,704	$ -	$ -
Equity Central Funds	2,156,987,344	2,156,987,344	-	-
Fixed-Income Central Funds	820,736,288	820,736,288	-	-
Money Market Central Funds	58,761,717	58,761,717	-	-
U.S. Treasury Obligations	3,349,775	-	3,349,775	-
Total Investments in Securities:	$ 3,039,839,828	$ 3,036,490,053	$ 3,349,775	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 226,526	$ 226,526	$ -	$ -
Liabilities
Futures Contracts	$ (253,015)	$ (253,015)	$ -	$ -
Total Derivative Instruments:	$ (26,489)	$ (26,489)	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $2,790,522,705. Net unrealized appreciation aggregated $249,317,123, of which $439,763,663 related to appreciated investment securities and $190,446,540 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849977.105

ASAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	654,741	$ 6,887,874
Fidelity Consumer Discretionary Central Fund (c)	234,667	35,688,221
Fidelity Consumer Staples Central Fund (c)	187,818	30,265,001
Fidelity Emerging Markets Equity Central Fund (c)	151,216	31,522,519
Fidelity Energy Central Fund (c)	257,635	31,163,558
Fidelity Financials Central Fund (c)	910,562	55,689,958
Fidelity Health Care Central Fund (c)	233,438	37,536,836
Fidelity Industrials Central Fund (c)	213,307	33,960,592
Fidelity Information Technology Central Fund (c)	298,655	55,188,549
Fidelity International Equity Central Fund (c)	1,140,128	78,497,821
Fidelity Materials Central Fund (c)	66,932	12,404,503
Fidelity Telecom Services Central Fund (c)	61,529	8,499,586
Fidelity Utilities Central Fund (c)	101,120	11,698,527
TOTAL EQUITY CENTRAL FUNDS (Cost $382,647,799)		429,003,545
Fixed-Income Central Funds - 37.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	333,332	3,736,657
Fidelity Floating Rate Central Fund (c)	168,241	17,661,909
Fidelity High Income Central Fund 1 (c)	174,917	17,956,934
TOTAL HIGH YIELD FIXED-INCOME FUNDS		39,355,500
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	205,222	21,123,543
Fidelity Tactical Income Central Fund (c)	1,846,112	201,355,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		222,478,966
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $246,876,294)		261,834,466
Money Market Central Funds - 2.1%

Fidelity Cash Central Fund, 0.18% (a) (Cost $15,015,875)	15,015,875	15,015,875
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $899,956)	$ 900,000	$ 899,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $645,439,924)	706,753,824
NET OTHER ASSETS (LIABILITIES) - 0.0%	337,811
NET ASSETS - 100%	$ 707,091,635
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P 500 Index Contracts	March 2013	$ 3,692,260	$ (45,212)
138 NYSE E-mini MSCI EAFE Index Contracts	March 2013	11,180,070	99,512
TOTAL EQUITY INDEX CONTRACTS		$ 14,872,330	$ 54,300

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,946.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,601
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	117,190
Fidelity Consumer Staples Central Fund	139,734
Fidelity Emerging Markets Debt Central Fund	52,081
Fidelity Emerging Markets Equity Central Fund	77,002
Fidelity Energy Central Fund	159,520
Fidelity Financials Central Fund	311,139
Fidelity Floating Rate Central Fund	254,498
Fidelity Health Care Central Fund	95,060
Fidelity High Income Central Fund 1	263,630
Fidelity Industrials Central Fund	156,540
Fidelity Information Technology Central Fund	107,864
Fidelity International Equity Central Fund	306,470
Fidelity Materials Central Fund	71,520
Fidelity Tactical Income Central Fund	1,088,000
Fidelity Telecom Services Central Fund	63,444
Fidelity Utilities Central Fund	94,347
Total	$ 3,367,746
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 783,210	$ 2,732,103	$ 6,887,874	1.4%
Fidelity Consumer Discretionary Central Fund	29,102,286	6,548,794	208,453	35,688,221	3.5%
Fidelity Consumer Staples Central Fund	25,830,682	4,605,605	175,195	30,265,001	3.3%
Fidelity Emerging Markets Debt Central Fund	3,241,106	461,331	20,330	3,736,657	3.3%
Fidelity Emerging Markets Equity Central Fund	10,591,183	19,185,910	78,787	31,522,519	4.2%
Fidelity Energy Central Fund	27,096,865	4,891,949	185,911	31,163,558	3.3%
Fidelity Financials Central Fund	45,117,276	8,564,496	315,227	55,689,958	3.5%
Fidelity Floating Rate Central Fund	22,224,028	2,261,467	6,908,619	17,661,909	1.1%
Fidelity Health Care Central Fund	32,605,604	5,726,971	216,555	37,536,836	3.4%
Fidelity High Income Central Fund 1	15,434,418	2,432,338	107,014	17,956,934	3.2%
Fidelity Industrials Central Fund	27,735,161	5,084,257	187,398	33,960,592	3.5%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	2,238,087	2,889,246	21,123,543	2.9%
Fidelity Information Technology Central Fund	49,740,670	7,313,253	329,289	55,188,549	3.4%
Fidelity International Equity Central Fund	67,575,168	8,455,125	1,013,395	78,497,821	5.4%
Fidelity Materials Central Fund	10,329,858	1,812,140	67,344	12,404,503	3.6%
Fidelity Tactical Income Central Fund	195,890,957	22,429,454	16,794,796	201,355,423	3.6%
Fidelity Telecom Services Central Fund	7,266,360	1,363,273	50,498	8,499,586	3.2%
Fidelity Utilities Central Fund	10,088,516	1,780,475	64,663	11,698,527	3.4%
Total	$ 610,960,333	$ 105,938,135	$ 32,344,823	$ 690,838,011
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 429,003,545	$ 429,003,545	$ -	$ -
Fixed-Income Central Funds	261,834,466	261,834,466	-	-
Money Market Central Funds	15,015,875	15,015,875	-	-
U.S. Treasury Obligations	899,938	-	899,938	-
Total Investments in Securities:	$ 706,753,824	$ 705,853,886	$ 899,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 99,512	$ 99,512	$ -	$ -
Liabilities
Futures Contracts	$ (45,212)	$ (45,212)	$ -	$ -
Total Derivative Instruments:	$ 54,300	$ 54,300	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $645,451,566. Net unrealized appreciation aggregated $61,302,258, of which $63,384,779 related to appreciated investment securities and $2,082,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

December 31, 2012

1.849920.105

SAN-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	654,741	$ 6,887,874
Fidelity Consumer Discretionary Central Fund (c)	234,667	35,688,221
Fidelity Consumer Staples Central Fund (c)	187,818	30,265,001
Fidelity Emerging Markets Equity Central Fund (c)	151,216	31,522,519
Fidelity Energy Central Fund (c)	257,635	31,163,558
Fidelity Financials Central Fund (c)	910,562	55,689,958
Fidelity Health Care Central Fund (c)	233,438	37,536,836
Fidelity Industrials Central Fund (c)	213,307	33,960,592
Fidelity Information Technology Central Fund (c)	298,655	55,188,549
Fidelity International Equity Central Fund (c)	1,140,128	78,497,821
Fidelity Materials Central Fund (c)	66,932	12,404,503
Fidelity Telecom Services Central Fund (c)	61,529	8,499,586
Fidelity Utilities Central Fund (c)	101,120	11,698,527
TOTAL EQUITY CENTRAL FUNDS (Cost $382,647,799)		429,003,545
Fixed-Income Central Funds - 37.1%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	333,332	3,736,657
Fidelity Floating Rate Central Fund (c)	168,241	17,661,909
Fidelity High Income Central Fund 1 (c)	174,917	17,956,934
TOTAL HIGH YIELD FIXED-INCOME FUNDS		39,355,500
Investment Grade Fixed-Income Funds - 31.5%
Fidelity Inflation-Protected Bond Index Central Fund (c)	205,222	21,123,543
Fidelity Tactical Income Central Fund (c)	1,846,112	201,355,423
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		222,478,966
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $246,876,294)		261,834,466
Money Market Central Funds - 2.1%

Fidelity Cash Central Fund, 0.18% (a) (Cost $15,015,875)	15,015,875	15,015,875
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 3/7/13 (b) (Cost $899,956)	$ 900,000	$ 899,938
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $645,439,924)	706,753,824
NET OTHER ASSETS (LIABILITIES) - 0.0%	337,811
NET ASSETS - 100%	$ 707,091,635
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
52 CME E-mini S&P 500 Index Contracts	March 2013	$ 3,692,260	$ (45,212)
138 NYSE E-mini MSCI EAFE Index Contracts	March 2013	11,180,070	99,512
TOTAL EQUITY INDEX CONTRACTS		$ 14,872,330	$ 54,300

The face value of futures purchased as a percentage of net assets is 2.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $799,946.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,601
Fidelity Commodity Strategy Central Fund	3,106
Fidelity Consumer Discretionary Central Fund	117,190
Fidelity Consumer Staples Central Fund	139,734
Fidelity Emerging Markets Debt Central Fund	52,081
Fidelity Emerging Markets Equity Central Fund	77,002
Fidelity Energy Central Fund	159,520
Fidelity Financials Central Fund	311,139
Fidelity Floating Rate Central Fund	254,498
Fidelity Health Care Central Fund	95,060
Fidelity High Income Central Fund 1	263,630
Fidelity Industrials Central Fund	156,540
Fidelity Information Technology Central Fund	107,864
Fidelity International Equity Central Fund	306,470
Fidelity Materials Central Fund	71,520
Fidelity Tactical Income Central Fund	1,088,000
Fidelity Telecom Services Central Fund	63,444
Fidelity Utilities Central Fund	94,347
Total	$ 3,367,746
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 9,401,294	$ 783,210	$ 2,732,103	$ 6,887,874	1.4%
Fidelity Consumer Discretionary Central Fund	29,102,286	6,548,794	208,453	35,688,221	3.5%
Fidelity Consumer Staples Central Fund	25,830,682	4,605,605	175,195	30,265,001	3.3%
Fidelity Emerging Markets Debt Central Fund	3,241,106	461,331	20,330	3,736,657	3.3%
Fidelity Emerging Markets Equity Central Fund	10,591,183	19,185,910	78,787	31,522,519	4.2%
Fidelity Energy Central Fund	27,096,865	4,891,949	185,911	31,163,558	3.3%
Fidelity Financials Central Fund	45,117,276	8,564,496	315,227	55,689,958	3.5%
Fidelity Floating Rate Central Fund	22,224,028	2,261,467	6,908,619	17,661,909	1.1%
Fidelity Health Care Central Fund	32,605,604	5,726,971	216,555	37,536,836	3.4%
Fidelity High Income Central Fund 1	15,434,418	2,432,338	107,014	17,956,934	3.2%
Fidelity Industrials Central Fund	27,735,161	5,084,257	187,398	33,960,592	3.5%
Fidelity Inflation-Protected Bond Index Central Fund	21,688,901	2,238,087	2,889,246	21,123,543	2.9%
Fidelity Information Technology Central Fund	49,740,670	7,313,253	329,289	55,188,549	3.4%
Fidelity International Equity Central Fund	67,575,168	8,455,125	1,013,395	78,497,821	5.4%
Fidelity Materials Central Fund	10,329,858	1,812,140	67,344	12,404,503	3.6%
Fidelity Tactical Income Central Fund	195,890,957	22,429,454	16,794,796	201,355,423	3.6%
Fidelity Telecom Services Central Fund	7,266,360	1,363,273	50,498	8,499,586	3.2%
Fidelity Utilities Central Fund	10,088,516	1,780,475	64,663	11,698,527	3.4%
Total	$ 610,960,333	$ 105,938,135	$ 32,344,823	$ 690,838,011
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 429,003,545	$ 429,003,545	$ -	$ -
Fixed-Income Central Funds	261,834,466	261,834,466	-	-
Money Market Central Funds	15,015,875	15,015,875	-	-
U.S. Treasury Obligations	899,938	-	899,938	-
Total Investments in Securities:	$ 706,753,824	$ 705,853,886	$ 899,938	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 99,512	$ 99,512	$ -	$ -
Liabilities
Futures Contracts	$ (45,212)	$ (45,212)	$ -	$ -
Total Derivative Instruments:	$ 54,300	$ 54,300	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $645,451,566. Net unrealized appreciation aggregated $61,302,258, of which $63,384,779 related to appreciated investment securities and $2,082,521 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.844204.107

AAM85-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 85.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	868,183	$ 9,133,284
Fidelity Consumer Discretionary Central Fund (c)	435,523	66,234,321
Fidelity Consumer Staples Central Fund (c)	363,368	58,553,180
Fidelity Emerging Markets Equity Central Fund (c)	284,352	59,275,934
Fidelity Energy Central Fund (c)	501,125	60,616,121
Fidelity Financials Central Fund (c)	1,693,379	103,567,074
Fidelity Health Care Central Fund (c)	432,460	69,539,585
Fidelity Industrials Central Fund (c)	407,342	64,852,916
Fidelity Information Technology Central Fund (c)	570,438	105,411,203
Fidelity International Equity Central Fund (c)	2,288,397	157,556,102
Fidelity Materials Central Fund (c)	128,826	23,875,243
Fidelity Telecom Services Central Fund (c)	125,802	17,378,257
Fidelity Utilities Central Fund (c)	190,221	22,006,662
TOTAL EQUITY CENTRAL FUNDS (Cost $743,761,304)		817,999,882
Fixed-Income Central Funds - 12.0%

High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Central Fund (c)	445,783	4,997,232
Fidelity High Income Central Fund 1 (c)	189,170	19,420,179
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,417,411
Investment Grade Fixed-Income Funds - 9.4%
Fidelity Inflation-Protected Bond Index Central Fund (c)	186,519	19,198,408
Fidelity Tactical Income Central Fund (c)	651,479	71,056,796
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		90,255,204
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $111,210,662)		114,672,615
Money Market Central Funds - 2.5%

Fidelity Cash Central Fund, 0.18% (a) (Cost $23,928,140)	23,928,140	23,928,140
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 2/21/13 to 3/7/13 (b) (Cost $1,199,939)	$ 1,200,000	$ 1,199,921
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $880,100,045)	957,800,558
NET OTHER ASSETS (LIABILITIES) - 0.0%	333,348
NET ASSETS - 100%	$ 958,133,906
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts	March 2013	$ 8,023,565	$ (98,250)
171 NYSE E-mini MSCI EAFE Index Contracts	March 2013	13,853,565	144,249
TOTAL EQUITY INDEX CONTRACTS		$ 21,877,130	$ 45,999

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,129,927.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,500
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	207,057
Fidelity Consumer Staples Central Fund	261,472
Fidelity Emerging Markets Debt Central Fund	66,422
Fidelity Emerging Markets Equity Central Fund	150,052
Fidelity Energy Central Fund	294,676
Fidelity Financials Central Fund	546,766
Fidelity Floating Rate Central Fund	85,267
Fidelity Health Care Central Fund	166,227
Fidelity High Income Central Fund 1	277,514
Fidelity Industrials Central Fund	285,854
Fidelity Information Technology Central Fund	195,414
Fidelity International Equity Central Fund	584,813
Fidelity Materials Central Fund	131,922
Fidelity Tactical Income Central Fund	432,635
Fidelity Telecom Services Central Fund	126,642
Fidelity Utilities Central Fund	168,126
Total	$ 3,991,186
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 1,465,300	$ 7,578,455	$ 9,133,284	1.8%
Fidelity Consumer Discretionary Central Fund	53,988,981	12,137,714	413,273	66,234,321	6.5%
Fidelity Consumer Staples Central Fund	50,215,622	8,655,409	340,879	58,553,180	6.3%
Fidelity Emerging Markets Debt Central Fund	4,172,428	783,112	28,377	4,997,232	4.4%
Fidelity Emerging Markets Equity Central Fund	20,863,310	35,314,542	253,902	59,275,934	7.9%
Fidelity Energy Central Fund	51,964,564	10,195,753	360,106	60,616,121	6.4%
Fidelity Financials Central Fund	80,228,075	19,840,653	625,594	103,567,074	6.5%
Fidelity Floating Rate Central Fund	8,312,541	286,394	8,610,281	-	0.0%
Fidelity Health Care Central Fund	58,965,470	12,018,613	429,007	69,539,585	6.2%
Fidelity High Income Central Fund 1	19,608,493	2,997,173	3,395,548	19,420,179	3.5%
Fidelity Industrials Central Fund	53,056,934	9,687,870	375,720	64,852,916	6.7%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	2,682,505	113,503	19,198,408	2.6%
Fidelity Information Technology Central Fund	91,410,771	17,396,859	627,371	105,411,203	6.4%
Fidelity International Equity Central Fund	129,104,649	22,760,333	939,726	157,556,102	10.7%
Fidelity Materials Central Fund	19,882,058	3,521,909	132,212	23,875,243	6.9%
Fidelity Tactical Income Central Fund	91,513,713	11,018,773	31,376,106	71,056,796	1.3%
Fidelity Telecom Services Central Fund	14,818,664	2,830,100	98,262	17,378,257	6.5%
Fidelity Utilities Central Fund	18,841,950	3,475,784	128,361	22,006,662	6.5%
Total	$ 799,681,927	$ 177,068,796	$ 55,826,683	$ 932,672,497
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 817,999,882	$ 817,999,882	$ -	$ -
Fixed-Income Central Funds	114,672,615	114,672,615	-	-
Money Market Central Funds	23,928,140	23,928,140	-	-
U.S. Treasury Obligations	1,199,921	-	1,199,921	-
Total Investments in Securities:	$ 957,800,558	$ 956,600,637	$ 1,199,921	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 144,249	$ 144,249	$ -	$ -
Liabilities
Futures Contracts	$ (98,250)	$ (98,250)	$ -	$ -
Total Derivative Instruments:	$ 45,999	$ 45,999	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $880,120,275. Net unrealized appreciation aggregated $77,680,283, of which $127,727,186 related to appreciated investment securities and $50,046,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

December 31, 2012

1.811344.108

AGG-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 85.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	868,183	$ 9,133,284
Fidelity Consumer Discretionary Central Fund (c)	435,523	66,234,321
Fidelity Consumer Staples Central Fund (c)	363,368	58,553,180
Fidelity Emerging Markets Equity Central Fund (c)	284,352	59,275,934
Fidelity Energy Central Fund (c)	501,125	60,616,121
Fidelity Financials Central Fund (c)	1,693,379	103,567,074
Fidelity Health Care Central Fund (c)	432,460	69,539,585
Fidelity Industrials Central Fund (c)	407,342	64,852,916
Fidelity Information Technology Central Fund (c)	570,438	105,411,203
Fidelity International Equity Central Fund (c)	2,288,397	157,556,102
Fidelity Materials Central Fund (c)	128,826	23,875,243
Fidelity Telecom Services Central Fund (c)	125,802	17,378,257
Fidelity Utilities Central Fund (c)	190,221	22,006,662
TOTAL EQUITY CENTRAL FUNDS (Cost $743,761,304)		817,999,882
Fixed-Income Central Funds - 12.0%

High Yield Fixed-Income Funds - 2.6%
Fidelity Emerging Markets Debt Central Fund (c)	445,783	4,997,232
Fidelity High Income Central Fund 1 (c)	189,170	19,420,179
TOTAL HIGH YIELD FIXED-INCOME FUNDS		24,417,411
Investment Grade Fixed-Income Funds - 9.4%
Fidelity Inflation-Protected Bond Index Central Fund (c)	186,519	19,198,408
Fidelity Tactical Income Central Fund (c)	651,479	71,056,796
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		90,255,204
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $111,210,662)		114,672,615
Money Market Central Funds - 2.5%

Fidelity Cash Central Fund, 0.18% (a) (Cost $23,928,140)	23,928,140	23,928,140
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% 2/21/13 to 3/7/13 (b) (Cost $1,199,939)	$ 1,200,000	$ 1,199,921
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $880,100,045)	957,800,558
NET OTHER ASSETS (LIABILITIES) - 0.0%	333,348
NET ASSETS - 100%	$ 958,133,906
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts	March 2013	$ 8,023,565	$ (98,250)
171 NYSE E-mini MSCI EAFE Index Contracts	March 2013	13,853,565	144,249
TOTAL EQUITY INDEX CONTRACTS		$ 21,877,130	$ 45,999

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,129,927.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,500
Fidelity Commodity Strategy Central Fund	3,827
Fidelity Consumer Discretionary Central Fund	207,057
Fidelity Consumer Staples Central Fund	261,472
Fidelity Emerging Markets Debt Central Fund	66,422
Fidelity Emerging Markets Equity Central Fund	150,052
Fidelity Energy Central Fund	294,676
Fidelity Financials Central Fund	546,766
Fidelity Floating Rate Central Fund	85,267
Fidelity Health Care Central Fund	166,227
Fidelity High Income Central Fund 1	277,514
Fidelity Industrials Central Fund	285,854
Fidelity Information Technology Central Fund	195,414
Fidelity International Equity Central Fund	584,813
Fidelity Materials Central Fund	131,922
Fidelity Tactical Income Central Fund	432,635
Fidelity Telecom Services Central Fund	126,642
Fidelity Utilities Central Fund	168,126
Total	$ 3,991,186
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,165,131	$ 1,465,300	$ 7,578,455	$ 9,133,284	1.8%
Fidelity Consumer Discretionary Central Fund	53,988,981	12,137,714	413,273	66,234,321	6.5%
Fidelity Consumer Staples Central Fund	50,215,622	8,655,409	340,879	58,553,180	6.3%
Fidelity Emerging Markets Debt Central Fund	4,172,428	783,112	28,377	4,997,232	4.4%
Fidelity Emerging Markets Equity Central Fund	20,863,310	35,314,542	253,902	59,275,934	7.9%
Fidelity Energy Central Fund	51,964,564	10,195,753	360,106	60,616,121	6.4%
Fidelity Financials Central Fund	80,228,075	19,840,653	625,594	103,567,074	6.5%
Fidelity Floating Rate Central Fund	8,312,541	286,394	8,610,281	-	0.0%
Fidelity Health Care Central Fund	58,965,470	12,018,613	429,007	69,539,585	6.2%
Fidelity High Income Central Fund 1	19,608,493	2,997,173	3,395,548	19,420,179	3.5%
Fidelity Industrials Central Fund	53,056,934	9,687,870	375,720	64,852,916	6.7%
Fidelity Inflation-Protected Bond Index Central Fund	16,568,573	2,682,505	113,503	19,198,408	2.6%
Fidelity Information Technology Central Fund	91,410,771	17,396,859	627,371	105,411,203	6.4%
Fidelity International Equity Central Fund	129,104,649	22,760,333	939,726	157,556,102	10.7%
Fidelity Materials Central Fund	19,882,058	3,521,909	132,212	23,875,243	6.9%
Fidelity Tactical Income Central Fund	91,513,713	11,018,773	31,376,106	71,056,796	1.3%
Fidelity Telecom Services Central Fund	14,818,664	2,830,100	98,262	17,378,257	6.5%
Fidelity Utilities Central Fund	18,841,950	3,475,784	128,361	22,006,662	6.5%
Total	$ 799,681,927	$ 177,068,796	$ 55,826,683	$ 932,672,497
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 817,999,882	$ 817,999,882	$ -	$ -
Fixed-Income Central Funds	114,672,615	114,672,615	-	-
Money Market Central Funds	23,928,140	23,928,140	-	-
U.S. Treasury Obligations	1,199,921	-	1,199,921	-
Total Investments in Securities:	$ 957,800,558	$ 956,600,637	$ 1,199,921	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 144,249	$ 144,249	$ -	$ -
Liabilities
Futures Contracts	$ (98,250)	$ (98,250)	$ -	$ -
Total Derivative Instruments:	$ 45,999	$ 45,999	$ -	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $880,120,275. Net unrealized appreciation aggregated $77,680,283, of which $127,727,186 related to appreciated investment securities and $50,046,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

December 31, 2012

1.861615.105

BMO-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,285	$ 651,680
Fidelity Consumer Staples Central Fund (a)	3,319	534,855
Fidelity Energy Central Fund (a)	4,628	559,770
Fidelity Financials Central Fund (a)	16,078	983,335
Fidelity Health Care Central Fund (a)	4,211	677,150
Fidelity Industrials Central Fund (a)	3,742	595,759
Fidelity Information Technology Central Fund (a)	5,258	971,708
Fidelity Materials Central Fund (a)	1,111	205,969
Fidelity Telecom Services Central Fund (a)	1,106	152,816
Fidelity Utilities Central Fund (a)	1,761	203,754
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,141,911)		5,536,796
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,705)
NET ASSETS - 100%		$ 5,529,091
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,221
Fidelity Consumer Staples Central Fund	2,584
Fidelity Energy Central Fund	3,071
Fidelity Financials Central Fund	5,987
Fidelity Health Care Central Fund	1,798
Fidelity Industrials Central Fund	2,940
Fidelity Information Technology Central Fund	2,010
Fidelity Materials Central Fund	1,308
Fidelity Telecom Services Central Fund	1,256
Fidelity Utilities Central Fund	1,720
Total	$ 24,895
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 594,178	$ 75,364	$ 22,906	$ 651,680	0.1%
Fidelity Consumer Staples Central Fund	491,800	61,700	18,602	534,855	0.1%
Fidelity Energy Central Fund	548,133	47,138	23,593	559,770	0.1%
Fidelity Financials Central Fund	907,121	103,821	73,503	983,335	0.1%
Fidelity Health Care Central Fund	602,919	106,445	22,344	677,150	0.1%
Fidelity Industrials Central Fund	526,351	63,617	20,037	595,759	0.1%
Fidelity Information Technology Central Fund	974,269	79,180	50,945	971,708	0.1%
Fidelity Materials Central Fund	194,345	16,524	10,924	205,969	0.1%
Fidelity Telecom Services Central Fund	143,813	18,527	8,287	152,816	0.1%
Fidelity Utilities Central Fund	180,069	32,597	7,518	203,754	0.1%
Total	$ 5,162,998	$ 604,913	$ 258,659	$ 5,536,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $5,141,911. Net unrealized appreciation aggregated $394,885, of which $588,570 related to appreciated investment securities and $193,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013